Investment in Equity-Accounted Investees - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jun. 12, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Significant Investments In Associates [Line Items]
Total comprehensive income		$ (28,915)	$ 73,282	$ 205,917
PasajeBus SpA [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Gain on discontinuation of equity accounted investment on disposal	$ 1,361
Percentage of equity interest held	12.59%
Carrying amount of equity accounted investee	$ 170